Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Interest and loan cost amortization	$ 1.2	$ 0.1
Interest and Loan cost capitalized	1.2	0.1
Cash and cash equivalents, original maturities	3 months
Acquisition fees and expense incurred	2.2	0.5
Acquisitions fees and expenses capitalized	2.1
Accumulated amortization of loan costs	0.30	0.05
Net operating loss carryforwards	$ 2.8
Net operating loss carryforwards, beginning expiration year	2030
Number of operating segments	1
Number of reportable segments	1
Stock redemption plan, obligation recording days after the end of the month	30 days
Buildings
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	39 years
Building Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years